Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Detail) - Seaspan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	585,742	94,533	56,861
Number of shares, Granted	107,400	664,326	107,270
Number of shares, Vested	(185,742)	(119,509)	(56,861)
Number of shares, Exchanged	0	0	0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	0	(53,608)	(12,737)
Number of shares, Ending balance	507,400	585,742	94,533
W.A. grant date FV, Beginning balance	$ 7.76	$ 8.89	$ 15.48
W.A. grant date FV, Granted	8.64	7.68	8.97
W.A. grant date FV, Vested	7.58	8.52	15.48
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	0	7.10	9.53
W.A. grant date FV, Ending balance	$ 8.01	$ 7.76	$ 8.89
Phantom share units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	567,002	727,001	637,001
Number of shares, Granted	0	30,000	90,000
Number of shares, Vested	0	0	0
Number of shares, Exchanged	(60,001)	(113,333)	0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	0	(76,666)	0
Number of shares, Ending balance	507,001	567,002	727,001
W.A. grant date FV, Beginning balance	$ 12.97	$ 13.60	$ 14.55
W.A. grant date FV, Granted	0	6.86	6.85
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged	16.68	18.80	0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	0	7.90	0
W.A. grant date FV, Ending balance	$ 12.53	$ 12.97	$ 13.60
Stock appreciation rights (SARs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	0	485,974	2,438,197
Number of shares, Granted	0	0	0
Number of shares, Vested	0	0	0
Number of shares, Exchanged	0	0	0
Number of shares, Expired	0	(485,974)	(1,929,260)
Number of shares, Cancelled	0	0	(22,963)
Number of shares, Ending balance	0	0	485,974
W.A. grant date FV, Beginning balance	$ 0	$ 3.40	$ 2.29
W.A. grant date FV, Granted	0	0	0
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	0	3.40	2.00
W.A. grant date FV, Cancelled	0	0	3.40
W.A. grant date FV, Ending balance	$ 0	$ 0	$ 3.40
Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	84,771	71,184	523,387
Number of shares, Granted	209,732	109,248	88,293
Number of shares, Vested	(124,073)	(83,220)	(537,216)
Number of shares, Exchanged	0	0	0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	(33,466)	(12,441)	(3,280)
Number of shares, Ending balance	136,964	84,771	71,184
W.A. grant date FV, Beginning balance	$ 8.33	$ 7.80	$ 16.71
W.A. grant date FV, Granted	8.80	9.73	5.93
W.A. grant date FV, Vested	9.20	9.87	16.16
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	9.05	7.28	9.16
W.A. grant date FV, Ending balance	$ 8.09	$ 8.33	$ 7.80
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	500,000	0	0
Number of shares, Granted	0	500,000	0
Number of shares, Vested	0	0	0
Number of shares, Exchanged	0	0	0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	0	0	0
Number of shares, Ending balance	500,000	500,000	0
W.A. grant date FV, Beginning balance	$ 2.45	$ 0	$ 0
W.A. grant date FV, Granted	0	2.45	0
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	0	0	0
W.A. grant date FV, Ending balance	$ 2.45	$ 2.45	$ 0